Other Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payables Abstract
Schedule of Other Accounts Payables
	December 31,
	2023	2022
	U.S. Dollars in thousands

Employees and payroll accruals	$7,542	$6,683
Government grants (b)	177	201
Derivatives financial instruments	-	92
Accrued Expenses and Others	542	609
Total Other Accounts Payables	$8,261	$7,585

Schedule of Statement of Financial Position and Profit or Loss and Other Comprehensive Income	Presented in the statement of financial position and Profit or Loss and Other Comprehensive Income:
	December 31,
	2023	2022
	U.S. Dollars in thousands

Current Assets	$104	$3
Current liability	$177	$201
Royalties paid during the year	$-	$-
Expense (income) carried to Research and Development cost	$61	$29